Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 277	$ 239	$ 619
Money market funds	17,546	15,721	34,000
Accounts receivable, net	447	1,501	708
Inventories, net	5,810	8,209	5,722
Prepaid expenses and other current assets	603	1,094	927
Total current assets	24,683	26,764	41,976
Property and equipment, net	1,527	1,432	1,005
Deposits and other assets	55	49	88
Total assets	26,265	28,245	43,069
Current liabilities:
Accounts payable	694	710	513
Accrued expenses	1,711	2,068	1,412
Accrued compensation expenses	2,055	2,069	1,362
Accrued clinical trial expenses	555	616	489
Deferred revenue	195	322	600
Deferred grant revenue	456	2,197	4,075
Total current liabilities	5,666	7,982	8,451
Commitments and contingencies
Stockholders' equity:
Preferred stock, no par value, 10,000 shares authorized; none outstanding
Common stock, no par value, 200,000 shares authorized; shares issued and outstanding: 42,247 and 35,942 and 35,241 at September 30, 2016 and December 31, 2015 and December 31, 2014, respectively	186,618	166,049	163,171
Common stock to be issued	87	205	166
Additional paid-in capital	29,911	27,277	24,590
Notes receivable to finance stock option exercises	(2)	(5)	(171)
Accumulated other comprehensive loss	(524)	(581)	(474)
Accumulated deficit	(195,491)	(172,682)	(152,664)
Total stockholders' equity	20,599	20,263	34,618
Total liabilities and stockholders' equity	$ 26,265	$ 28,245	$ 43,069